LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

15. LEASES

The Group has operating leases primarily for office space, parking lots and warehouse after relocation of their principal office since August 2019. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at commencement date, to determine the present value of lease payments. The incremental borrowing rates approximate the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and excludes lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The items related to operating lease in the consolidated balance sheets are summarized below:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Operating lease right-of-use assets	6,869	4,283	587
Operating lease liabilities-current portion	4,373	2,841	389
Operating lease liabilities-non-current portion	2,788	1,604	220

Lease cost recognized in the Group’s consolidated statements of operations and comprehensive income (loss) is summarized as follows:

	Classification in Consolidated
	Statements of Operations
	and Comprehensive Income (Loss)	December 31, 2023	December 31, 2024	December 31, 2024
		RMB	RMB	US$
		(in thousands)		(Note 3)
Operating lease cost	Operating expenses	5,428	4,602	630
Cost of other leases with terms less than one year	Operating expenses	80	85	12
Total		5,508	4,687	642

Maturities of operating lease liabilities are as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Due within one year	4,612	2,969	407
Due in the second year	2,734	444	61
Due in the third year	101	455	62
Due in the forth year	—	466	64
Due in the fifth year	—	415	57
Total lease payments	7,447	4,749	651
Less: imputed interest	(286)	(304)	(42)
Total	7,161	4,445	609

The following table summarizes the lease term and discount rate for the Company’s operating lease as of December 31, 2024:

Operating Lease
Weighted average remaining lease term (in years)	1.99
Weighted average discount rate	4.65%

As of December 31, 2024, the Group does not have significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental cash flow information related to operating leases is as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	6,196	4,817	660